JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 156.1% (97.6% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.0% (85.7% of Total Investments) (2)
	Aerospace & Defense – 1.4% (0.9% of Total Investments)
$534	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$522,967
287	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	281,165
1,280	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	1,273,554
1,659	TransDigm, Inc., Term Loan E	2.337%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,641,043
1,257	Transdigm, Inc., Term Loan F	2.337%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,242,688
1,048	TransDigm, Inc., Term Loan G	2.337%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,038,113
6,065	Total Aerospace & Defense						5,999,530
	Airlines – 2.0% (1.3% of Total Investments)
1,620	AAdvantage Loyalty IP Ltd., Term Loan	5.500%	3-Month LIBOR	4.750%	4/20/28	Ba2	1,689,659
939	American Airlines, Inc., 1st Lien Term Loan	1.837%	1-Month LIBOR	1.750%	1/29/27	Ba3	911,152
260	American Airlines, Inc., Incremental Term Loan	2.090%	1-Month LIBOR	2.000%	12/14/23	Ba3	256,180
1,900	SkyMiles IP Ltd., Skymiles Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,025,609
2,239	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	2,273,529
1,442	Westjet Airlines Ltd., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,421,806
8,400	Total Airlines						8,577,935
	Auto Components – 1.3% (0.8% of Total Investments)
618	Adient US LLC, Term Loan B	3.587%	1-Month LIBOR	3.500%	4/08/28	BB-	618,546
2,028	Clarios Global LP, USD Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	2,018,772
445	Dexko Global Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	445,757
85	Dexko Global Inc., Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	84,906
993	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	993,433
1,347	Superior Industries International, Inc., 1st Lien Term Loan B	4.087%	1-Month LIBOR	4.000%	5/23/24	Ba3	1,347,222
5,516	Total Auto Components						5,508,636
	Automobiles – 0.2% (0.1% of Total Investments)
775	Wand NewCo 3, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	2/05/26	B2	764,245
	Beverages – 0.9% (0.6% of Total Investments)
830	City Brewing Company, LLC, Closing Date Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B+	823,260

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Beverages (continued)
$1,082	GFL Environmental Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	$1,085,319
2,092	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,091,670
4,004	Total Beverages						4,000,249
	Biotechnology – 0.6% (0.4% of Total Investments)
2,656	Grifols Worldwide Operations USA, Inc., USD Term Loan B	2.074%	1-Week LIBOR	2.000%	11/15/27	BB+	2,621,497
	Building Products – 2.2% (1.4% of Total Investments)
1,790	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	1,791,138
1,005	LBM Acquisition LLC, Term Loan B, (DD1)	4.500%	1-Month LIBOR	3.750%	12/18/27	B+	993,545
2,100	Magenta Buyer LLC, Term Loan 1st Lien , (WI/DD)	TBD	TBD	TBD	TBD	B	2,099,128
500	Nexstar Broadcasting, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B2	500,313
2,803	Quikrete Holdings, Inc., 1st Lien Term Loan	2.587%	1-Month LIBOR	2.500%	1/31/27	BB-	2,780,040
1,035	Resideo Funding Inc., Term Loan	2.750%	1-Month LIBOR	2.250%	2/12/28	BBB-	1,036,094
9,233	Total Building Products						9,200,258
	Capital Markets – 2.7% (1.7% of Total Investments)
884	Advisor Group Holdings Inc	4.587%	1-Month LIBOR	4.500%	7/31/26	B2	885,957
2,740	Cengage Learning, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	2,674,925
1,945	Distributed Power, Term Loan B	2.874%	3-Month LIBOR	2.750%	11/06/25	B-	1,915,825
18	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	6-Month LIBOR	4.750%	2/09/26	B	17,459
473	RPI Intermediate Finance Trust, Term Loan B1	1.837%	1-Month LIBOR	1.750%	2/11/27	BBB-	471,860
1,142	Sequa Mezzanine Holdings L.L.C., 2nd Lien PIK Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,141,847
4,039	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	4,079,855
11,241	Total Capital Markets						11,187,728
	Chemicals – 1.2% (0.7% of Total Investments)
898	Arterra Wines Canada, Inc., Term Loan	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	898,683
564	ASP Unifrax Holdings Inc, Term Loan B	3.882%	3-Month LIBOR	3.750%	12/14/25	BB	557,005
1,469	Clean Harbors Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	1,469,474
863	Ineos US Finance LLC, USD Term Loan B	2.101%	1-Month LIBOR	2.000%	3/31/24	BBB-	858,833

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$1,090	Reynolds Group Holdings Inc. , Term Loan B	3.500%	3-Month LIBOR	3.000%	9/29/28	Ba3	$1,089,117
4,884	Total Chemicals						4,873,112
	Commercial Services & Supplies – 5.7% (3.5% of Total Investments)
746	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	748,817
7,211	Asurion LLC, Term Loan B8	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	7,199,486
690	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	685,483
875	Clean Harbors Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	10/08/28	BBB-	876,234
721	Garda World Security Corporation, Term Loan B	4.340%	1-Month LIBOR	4.250%	10/30/26	BB+	723,298
2,679	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	2,687,172
750	Herman Miller, Inc, Term Loan B	2.063%	1-Month LIBOR	2.000%	7/19/28	BBB-	750,469
343	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	334,622
748	Madison IAQ LLC, Term Loan	3.750%	6-Month LIBOR	3.250%	6/21/28	B1	747,500
674	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	674,328
1,308	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	1,306,773
851	Robertshaw US Holding Corp, 1st Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	824,998
134	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	133,815
995	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	999,184
3,445	Travelport Finance (Luxembourg) S.a.r.l., Super Priority Term Loan, (cash 2.500%, PIK 6.500%)	2.500%	3-Month LIBOR	6.500%	2/28/25	B-	3,574,321
600	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	588,505
970	WEX Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	4/01/28	Ba2	966,986
23,740	Total Commercial Services & Supplies						23,821,991
	Communications Equipment – 2.1% (1.3% of Total Investments)
2,415	CommScope, Inc., Term Loan B	3.337%	1-Month LIBOR	3.250%	4/04/26	Ba3	2,386,983
748	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	6/02/28	B2	750,583
633	MLN US HoldCo LLC, 1st Lien Term Loan	4.587%	1-Month LIBOR	4.500%	11/30/25	B3	569,627
1,463	Plantronics Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,429,088
2,161	Riverbed Technology, Inc., Term Loan B	7.000%	1-Month LIBOR	6.000%	12/31/25	Caa1	1,980,101
1,872	Univision Communications Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	1,873,347
9,292	Total Communications Equipment						8,989,729
	Construction & Engineering – 1.4% (0.9% of Total Investments)
499	AECOM, Term Loan B	1.837%	1-Month LIBOR	1.750%	4/13/28	BBB-	499,997
820	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	827,175

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Construction & Engineering (continued)
$1,125	Apttus Corporation, Term Loan	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	$1,127,464
1,635	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	1,633,386
249	FrontDoor Inc, Term Loan B	2.337%	1-Month LIBOR	2.250%	6/17/28	Ba2	249,116
700	Osmose Utilities Services, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	6/17/28	B	699,016
380	Pike Corporation, Incremental Term Loan B	3.090%	1-Month LIBOR	3.000%	1/21/28	Ba3	380,018
490	Rexnord LLC, Term Loan B	2.750%	1-Month LIBOR	2.250%	10/04/28	BB	490,764
5,898	Total Construction & Engineering						5,906,936
	Containers & Packaging – 1.7% (1.0% of Total Investments)
382	ADMI Corp., Term Loan B2	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	379,839
1,760	Berry Global, Inc., Term Loan Z	1.836%	1-Month LIBOR	1.750%	7/01/26	BBB-	1,751,272
630	Grinding Media Inc., Term Loan B	4.122%	3-Month LIBOR	4.000%	9/22/28	B	632,363
433	Reynolds Consumer Products LLC, Term Loan	1.837%	1-Month LIBOR	1.750%	2/04/27	BBB-	431,988
900	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	899,626
1,191	Reynolds Group Holdings Inc. , Term Loan B2	3.337%	1-Month LIBOR	3.250%	2/05/26	B+	1,185,212
1,694	TricorBraun Holdings, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	3/03/28	B2	1,685,918
6,990	Total Containers & Packaging						6,966,218
	Distributors – 0.2% (0.1% of Total Investments)
998	Core & Main LP, Term Loan B	2.588%	1-Month LIBOR	2.500%	6/10/28	Ba3	992,099
	Diversified Consumer Services – 0.6% (0.4% of Total Investments)
2,590	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	2,606,589
	Diversified Financial Services – 1.2% (0.7% of Total Investments)
328	Avaya Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	329,021
1,625	Ditech Holding Corporation, Term Loan, (6)	0.000%	N/A	N/A	6/30/22	N/R	326,093
997	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/30/28	BB+	996,612
591	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	592,316
495	Lions Gate Capital Holdings LLC, Term Loan B	2.337%	1-Month LIBOR	2.250%	3/24/25	Ba2	492,206
2,252	Verscend Holding Corp., Term Loan B	4.087%	1-Month LIBOR	4.000%	8/27/25	BB-	2,258,150
6,288	Total Diversified Financial Services						4,994,398
	Diversified Telecommunication Services – 3.4% (2.1% of Total Investments)
3,785	AAdvantage Loyalty IP Ltd., Term Loan	4.125%	3-Month LIBOR	4.000%	8/14/26	B	3,775,197
4,885	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	4,831,869
1,074	Connect Finco SARL, Term Loan B	3.590%	1-Month LIBOR	3.500%	12/12/26	B+	1,075,966

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Telecommunication Services (continued)
$1,233	Endo Luxembourg Finance Company I S.a r.l., Term Loan	3.811%	3-Month LIBOR	3.688%	1/31/26	B	$1,222,217
2,535	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	2,537,653
614	Intelsat Jackson Holdings S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	622,658
384	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	388,923
14,510	Total Diversified Telecommunication Services						14,454,483
	Electric Utilities – 0.6% (0.4% of Total Investments)
904	ExGen Renewables IV, LLC, Term Loan	3.500%	3-Month LIBOR	2.500%	12/15/27	BB-	907,009
741	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	734,030
891	Vistra Operations Company LLC, 1st Lien Term Loan B3	1.837%	1-Month LIBOR	1.750%	12/31/25	BBB-	883,926
2,536	Total Electric Utilities						2,524,965
	Electrical Equipment – 1.2% (0.8% of Total Investments)
3,259	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	3,234,851
1,955	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	1,961,943
5,214	Total Electrical Equipment						5,196,794
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,322	TTM Technologies, Inc., Term Loan	2.584%	1-Month LIBOR	2.500%	9/28/24	BB+	1,322,868
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
657	Petroleum Geo-Services ASA, Term Loan	7.640%	3-Month LIBOR	7.500%	3/19/24	N/R	595,159
	Entertainment – 2.6% (1.6% of Total Investments)
456	AMC Entertainment Holdings, Inc. , Term Loan B	3.086%	1-Month LIBOR	3.000%	4/22/26	B-	421,593
386	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	316,704
301	Crown Finance US, Inc., Incremental Term Loan B1	9.250%	6-Month LIBOR	8.250%	5/23/24	B-	323,804
3,328	Crown Finance US, Inc., USD Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	2,759,806
1,797	Metro-Goldwyn-Mayer Inc., 1st Lien Term Loan	2.590%	1-Month LIBOR	2.500%	7/03/25	BB-	1,792,860
1,000	Metro-Goldwyn-Mayer Inc., 2nd Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	1,003,440
412	NASCAR Holdings, Inc, Term Loan B	2.587%	1-Month LIBOR	2.500%	10/18/26	BB+	411,139
1,995	Virgin Media Bristol LLC, Term Loan Q	3.340%	1-Month LIBOR	3.250%	1/31/29	BB+	1,996,526

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Entertainment (continued)
$1,785	William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan	2.840%	1-Month LIBOR	2.750%	5/16/25	B	$1,754,959
11,460	Total Entertainment						10,780,831
	Food & Staples Retailing – 1.9% (1.2% of Total Investments)
469	BJ's Wholesale Club, Inc., 1st Lien Term Loan	2.084%	1-Month LIBOR	2.000%	2/03/24	BB+	469,617
44	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	44,605
763	H Food Holdings LLC, Term Loan B	3.775%	1-Month LIBOR	3.688%	5/31/25	B2	759,933
6,845	US Foods, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	6/27/23	BB-	6,812,536
8,121	Total Food & Staples Retailing						8,086,691
	Food Products – 0.8% (0.5% of Total Investments)
814	American Seafoods Group LLC, 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	811,856
770	iHeartCommunications, Inc., Term Loan	2.337%	1-Month LIBOR	2.250%	1/31/27	B+	760,287
779	UTZ Quality Foods, LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	1/20/28	B1	778,450
1,000	WideOpenWest Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	998,750
3,363	Total Food Products						3,349,343
	Health Care Equipment & Supplies – 2.6% (1.6% of Total Investments)
2,095	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/08/23	B1	2,107,065
6,000	Envision Healthcare Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	6,011,250
499	Insulet Corporation, Term Loan B	3.750%	1-Month LIBOR	3.250%	5/04/28	Ba3	500,154
216	Lifescan Global Corporation, 1st Lien Term Loan	6.130%	3-Month LIBOR	6.000%	10/01/24	B	215,091
1,381	Viant Medical Holdings, Inc., 1st Lien Term Loan	3.837%	1-Month LIBOR	3.750%	7/02/25	B3	1,343,292
1,058	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	913,861
11,249	Total Health Care Equipment & Supplies						11,090,713
	Health Care Providers & Services – 8.1% (5.1% of Total Investments)
144	24 Hour Fitness Worldwide Inc., Term Loan, (5)	2.000%	3-Month LIBOR	2.000%	9/30/26	N/R	144,058
554	ADMI Corp., Term Loan B2	3.625%	1-Month LIBOR	3.125%	12/23/27	B	551,000
2,250	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	2,259,495
138	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	132,024
622	BW NHHC Holdco, Inc., 1st Lien Term Loan	5.125%	3-Month LIBOR	5.000%	5/15/25	Caa1	551,693
533	Catalent Pharma Solutions Inc., Term Loan B3, (5)	0.000%	1-Month LIBOR	3.500%	9/30/26	B	529,891
475	CHG Healthcare Services Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	9/30/28	B1	475,803

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$504	DaVita, Inc. , Term Loan B	1.837%	1-Month LIBOR	1.750%	8/12/26	BBB-	$500,781
2,123	Envision Healthcare Corporation, 1st Lien Term Loan, (DD1)	3.837%	1-Month LIBOR	3.750%	10/10/25	CCC+	1,765,386
832	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	831,039
300	Global Medical Response, Inc., Incremental Term Loan	5.250%	6-Month LIBOR	4.250%	3/14/25	B	299,062
2,481	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	2,475,493
305	MED ParentCo LP, 1st Lien Term Loan	4.337%	1-Month LIBOR	4.250%	8/31/26	B2	305,357
120	Medical Solutions Holdings Inc., Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	B1	120,225
630	Medical Solutions Holdings Inc., Term Loan, first Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	631,181
69	National Mentor Holdings, Inc., Delayed Draw Term Loan, (5)	3.860%	2-Month LIBOR	3.750%	3/02/28	B1	68,342
542	National Mentor Holdings, Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	3/02/28	B1	539,183
18	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	18,327
1,312	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,312,945
1,763	Phoenix Guarantor Inc, Term Loan B	3.338%	1-Month LIBOR	3.250%	3/05/26	B1	1,754,341
1,493	Phoenix Guarantor Inc, Term Loan B3	3.586%	1-Month LIBOR	3.500%	3/05/26	B1	1,488,590
178	Quorum Health Corporation, Term Loan, (6)	8.000%	3-Month LIBOR	7.000%	4/29/25	B-	178,808
5,809	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.837%	1-Month LIBOR	3.750%	11/16/25	B1	5,801,685
2,716	Select Medical Corporation, Term Loan B	2.340%	1-Month LIBOR	2.250%	3/06/25	Ba2	2,705,240
4,881	Surgery Center Holdings, Inc., Term Loan, (DD1)	4.500%	1-Month LIBOR	3.750%	8/31/26	B1	4,896,858
2,791	Team Health Holdings, Inc., 1st Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,673,764
1,290	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	1,296,901
34,873	Total Health Care Providers & Services						34,307,472
	Health Care Technology – 2.6% (1.6% of Total Investments)
2,591	Carestream Health, Inc., Extended 2nd Lien PIK Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	2,548,781
5,336	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	5,337,318
1,769	Zelis Healthcare Corporation, Term Loan	3.582%	1-Month LIBOR	3.500%	9/30/26	B	1,763,312

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Technology (continued)
$1,467	Zelis Healthcare Corporation, Term Loan B	3.577%	3-Month LIBOR	3.500%	9/30/26	B	$1,457,199
11,163	Total Health Care Technology						11,106,610
	Hotels, Restaurants & Leisure – 17.3% (10.8% of Total Investments)
15,989	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	15,709,069
356	24 Hour Fitness Worldwide Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	5.000%	12/29/25	B3	266,196
1,200	Air Methods Corporation, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/08/28	Ba2	1,200,378
1,410	Alterra Mountain Company, Series B-2 Consenting Term Loan	4.000%	1-Month LIBOR	3.500%	8/17/28	B	1,409,264
1,754	Alterra Mountain Company, Term Loan B1	2.837%	1-Month LIBOR	2.750%	7/31/24	B	1,745,292
743	Aramark Services, Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	3/11/25	BB+	726,350
578	Boyd Gaming Corporation, Term Loan B3	2.324%	1-Week LIBOR	2.250%	9/15/23	BB	577,942
7,613	Caesars Resort Collection, LLC, 1st Lien Term Loan B	2.837%	1-Month LIBOR	2.750%	12/22/24	B+	7,585,914
1,114	Caesars Resort Collection, LLC, Term Loan B1	3.587%	1-Month LIBOR	3.500%	7/20/25	B+	1,116,267
976	Carnival Corporation, USD Term Loan B	3.750%	1-Month LIBOR	3.000%	6/30/25	Ba2	976,511
1,284	Churchill Downs Incorporated, Incremental Term Loan B1	2.090%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,273,883
3,871	ClubCorp Holdings, Inc., Term Loan B	2.882%	3-Month LIBOR	2.750%	9/18/24	B-	3,661,535
522	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	8.250%	5/23/24	B-	633,833
3,337	Equinox Holdings, Inc., 1st Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	3,188,211
952	Four Seasons Hotels Limited, New 1st Lien Term Loan	2.087%	1-Month LIBOR	2.000%	11/30/23	BB+	951,909
5,066	Golden Nugget, Inc., Incremental Term Loan B	3.250%	3-Month LIBOR	2.500%	10/04/23	B	5,047,258
2,000	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	2,006,000
4,246	Hilton Worldwide Finance, LLC, Term Loan B2	1.839%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,218,043
1,111	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	1,121,590
641	PCI Gaming Authority, Term Loan	2.587%	1-Month LIBOR	2.500%	5/31/26	BBB-	639,608
3,077	Phoenix Guarantor Inc, Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	3,080,334
5,163	Scientific Games International, Inc., Term Loan B5	2.837%	1-Month LIBOR	2.750%	8/14/24	B+	5,148,893
1,500	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	1,497,967
4,267	Stars Group Holdings B.V. (The), USD Incremental Term Loan	2.382%	3-Month LIBOR	2.250%	7/10/25	BBB	4,257,405

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,179	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	$2,160,418
1,500	Twin River Worldwide Holdings, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	10/01/28	BB+	1,500,375
1,455	Wyndham Hotels & Resorts, Inc., Term Loan B	1.837%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,446,212
73,904	Total Hotels, Restaurants & Leisure						73,146,657
	Household Durables – 0.9% (0.6% of Total Investments)
850	Apex Tool Group, LLC, Term Loan B	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	852,086
200	FrontDoor Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B3	200,979
1,600	Phoenix Guarantor Inc, Term Loan B3	4.500%	1-Month LIBOR	4.000%	7/30/28	B3	1,607,832
57	Serta Simmons Bedding, LLC, Super Priority First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B	58,275
595	Serta Simmons Bedding, LLC, Super Priority Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	562,409
573	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	BB	574,429
3,875	Total Household Durables						3,856,010
	Household Products – 0.2% (0.1% of Total Investments)
765	Verscend Holding Corp., Term Loan B	4.000%	1-Month LIBOR	3.500%	7/23/28	B1	763,022
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
865	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	865,911
	Insurance – 3.7% (2.3% of Total Investments)
3,512	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	3,471,885
2,522	Alliant Holdings Intermediate, LLC, Term Loan B	3.337%	1-Month LIBOR	3.250%	5/10/25	B	2,503,766
2,000	Asurion LLC, Second Lien Term Loan B4	5.337%	1-Month LIBOR	5.250%	1/15/29	B	1,993,540
663	Asurion LLC, Term Loan B6	3.212%	1-Month LIBOR	3.125%	11/03/23	Ba3	662,486
2,910	Asurion LLC, Term Loan B8	3.337%	1-Month LIBOR	3.250%	12/23/26	Ba3	2,884,066
2,153	Hub International Limited, Term Loan B	2.875%	3-Month LIBOR	2.750%	4/25/25	B	2,131,042
500	LBM Acquisition LLC, Incremental Term Loan B2	4.500%	1-Month LIBOR	0.087%	11/06/27	B	499,563
495	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	BB-	496,300
750	Zelis Healthcare Corporation, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	746,561
15,505	Total Insurance						15,389,209
	Interactive Media & Services – 1.9% (1.2% of Total Investments)
1,538	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,533,568
414	Mission Broadcasting, Inc., Term Loan B	2.582%	1-Month LIBOR	2.500%	6/03/28	BBB-	413,271
4,570	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	4,543,782

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$1,459	WeddingWire, Inc., 1st Lien Term Loan	4.629%	2-Month LIBOR	4.500%	12/21/25	B+	$1,461,179
7,981	Total Interactive Media & Services						7,951,800
	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)
1,990	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	1,995,681
	Internet Software & Services – 1.7% (1.1% of Total Investments)
1,780	Banff Merger Sub Inc, USD Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	1,770,677
2,751	Greeneden U.S. Holdings II, LLC, USD Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,760,182
2,028	Uber Technologies, Inc., 1st Lien Term Loan B	3.587%	1-Month LIBOR	3.500%	4/04/25	B+	2,031,907
558	Uber Technologies, Inc., Term Loan B	3.587%	1-Month LIBOR	3.500%	2/25/27	B+	558,535
7,117	Total Internet Software & Services						7,121,301
	IT Services – 5.4% (3.4% of Total Investments)
1,610	Ahead DB Holdings, LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	10/16/27	B+	1,617,886
415	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	414,274
418	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	413,815
3,936	Intrado Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	B2	3,873,692
960	KBR, Inc., Term Loan B	2.837%	1-Month LIBOR	2.750%	2/07/27	Ba1	963,376
1,500	Magenta Buyer LLC, USD 1st Lien Term Loan	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	1,491,562
792	NeuStar, Inc., Term Loan B4	4.500%	1-Month LIBOR	3.500%	8/08/24	B+	793,176
139	NeuStar, Inc., Term Loan B5	5.500%	1-Month LIBOR	4.500%	8/08/24	B+	139,269
500	Optiv Security, Inc., Term Loan, Second Lien	8.250%	3-Month LIBOR	7.250%	2/01/25	CCC	500,250
398	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	398,056
3,523	Sabre GLBL Inc., Term Loan B	2.087%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,490,049
695	Science Applications International Corporation, Term Loan B	1.962%	1-Month LIBOR	1.875%	10/31/25	BB+	696,273
2,808	Syniverse Holdings, Inc., 1st Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	2,811,561
2,671	Syniverse Holdings, Inc., 2nd Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	2,676,288
1,476	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	1,481,179
1,000	Vision Solutions Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	1,001,250
22,841	Total IT Services						22,761,956
	Leisure Products – 0.3% (0.2% of Total Investments)
478	Hayward Industries, Inc., Term Loan	3.000%	1-Month LIBOR	2.500%	5/28/28	BB-	477,827

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Leisure Products (continued)
$706	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	$705,534
1,184	Total Leisure Products						1,183,361
	Life Sciences Tools & Services – 4.2% (2.6% of Total Investments)
5,700	Apex Tool Group, LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	5,710,289
660	Curia Global, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	8/30/26	B	661,043
995	ICON Luxebourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	996,031
3,993	ICON Luxembourg Sarl, Term Loan	3.000%	3-Month LIBOR	2.500%	7/01/28	BB+	3,997,704
665	Intelsat Jackson Holdings S.A., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB+	665,555
5,730	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	5,727,957
17,743	Total Life Sciences Tools & Services						17,758,579
	Machinery – 2.2% (1.4% of Total Investments)
982	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	985,026
1,705	Axalta Coating Systems US Holdings Inc., Term Loan B3, (DD1)	4.500%	3-Month LIBOR	3.500%	7/31/27	B+	1,709,759
1,711	Gardner Denver, Inc., USD Term Loan B2	1.837%	1-Month LIBOR	1.750%	2/28/27	BB+	1,690,113
2,750	Hilton Grand Vacations Borrower LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	2,733,156
1,050	McGraw-Hill Global Education Holdings, LLC, Term Loan	3.000%	3-Month LIBOR	2.500%	9/22/28	BBB-	1,049,411
985	Vertiv Group Corporation, Term Loan B	2.830%	1-Month LIBOR	2.750%	3/02/27	BB-	979,427
9,183	Total Machinery						9,146,892
	Marine – 0.4% (0.2% of Total Investments)
2,052	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	1,580,414
	Media – 16.2% (10.1% of Total Investments)
410	Asurion LLC, Term Loan B9, (WI/DD)	TBD	TBD	TBD	TBD	N/R	409,465
1,247	Cable One, Inc., Term Loan B4	2.087%	1-Month LIBOR	2.000%	5/03/28	BB+	1,240,248
3,711	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,688,001
458	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	441,535
801	Checkout Holding Corp., Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	416,502
8,078	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	7,961,240
5,000	CSC Holdings, LLC, Incremental Term Loan	2.340%	1-Month LIBOR	2.250%	1/15/26	BB	4,908,728
2,922	CSC Holdings, LLC, Term Loan B1	2.340%	1-Month LIBOR	2.250%	7/17/25	BB	2,861,030
4,601	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	4/15/27	BB	4,516,684

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,052	CSC Holdings, LLC, Term Loan B5	2.590%	1-Month LIBOR	2.500%	1/31/28	BB+	$1,042,138
371	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	371,740
1,088	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	579,068
5,638	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	5,648,571
731	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	730,411
188	Entercom Media Corp., Term Loan	2.587%	1-Month LIBOR	2.500%	11/17/24	BB-	187,151
553	Gray Television, Inc., Term Loan B	2.332%	1-Month LIBOR	2.250%	2/07/24	BB+	551,917
637	Gray Television, Inc., Term Loan C	2.582%	1-Month LIBOR	2.500%	1/02/26	BB+	634,049
8	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB+	7,502
4,703	iHeartCommunications, Inc., Term Loan	3.087%	1-Month LIBOR	3.000%	5/01/26	B+	4,673,908
6,367	Intelsat Jackson Holdings S.A., Term Loan B3, (6)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	6,437,867
2,814	Intelsat Jackson Holdings S.A., Term Loan B3, (5)	3.600%	3-Month LIBOR	3.600%	7/13/22	N/R	2,843,404
418	LCPR Loan Financing LLC, Term Loan B	3.840%	1-Month LIBOR	3.750%	10/15/28	BB+	419,209
733	Life Time Fitness Inc , Term Loan B	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	733,208
1,760	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	1,749,730
454	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	464,423
2,200	Meredith Corporation, Term Loan B2	2.587%	1-Month LIBOR	2.500%	1/31/25	BB-	2,199,739
1,971	Nexstar Broadcasting, Inc., Term Loan B3	2.337%	1-Month LIBOR	2.250%	1/17/24	BBB-	1,968,634
949	Nexstar Broadcasting, Inc., Term Loan B4	2.582%	1-Month LIBOR	2.500%	9/19/26	BBB-	948,665
310	Red Ventures, LLC, Term Loan B2	2.587%	1-Month LIBOR	2.500%	11/08/24	BB+	307,485
1,856	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	1,838,132
882	Sinclair Television Group Inc., Term Loan B2B	2.590%	1-Month LIBOR	2.500%	9/30/26	Ba2	870,009
1,121	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,121,289
5,519	Ziggo Financing Partnership, USD Term Loan I	2.590%	1-Month LIBOR	2.500%	4/30/28	BB	5,456,345
69,551	Total Media						68,228,027
	Multiline Retail – 0.6% (0.4% of Total Investments)
313	Belk, Inc., FLFO Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	B-	313,575
1,398	Belk, Inc., FLSO Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC-	1,068,024

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$1,095	CCC Intelligent Solutions Inc., Term Loan B	4.132%	3-Month LIBOR	4.000%	2/05/25	B-	$1,093,127
2,806	Total Multiline Retail						2,474,726
	Office Electronics – 0.0% (0.0% of Total Investments)
181	Pitney Bowes Inc., Term Loan B	4.090%	1-Month LIBOR	4.000%	3/19/28	BBB-	181,255
	Oil, Gas & Consumable Fuels – 2.1% (1.3% of Total Investments)
2,453	AMC Entertainment Holdings, Inc. , Term Loan B	5.250%	1-Month LIBOR	5.250%	8/25/23	B-	2,366,654
897	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	896,246
1,128	Buckeye Partners, L.P., Term Loan B	2.334%	1-Month LIBOR	2.250%	11/01/26	BBB-	1,124,057
374	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	375,334
2,323	QuarterNorth Energy Holding Inc., Exit 2nd Lien Term Loan	9.000%	3-Month LIBOR	8.000%	8/27/26	B	2,338,680
1,608	Traverse Midstream Partners LLC, Term Loan	5.250%	1-Month LIBOR	4.250%	9/27/24	B	1,610,060
8,783	Total Oil, Gas & Consumable Fuels						8,711,031
	Paper & Forest Products – 1.0% (0.6% of Total Investments)
1,881	Asplundh Tree Expert, LLC, Term Loan B	1.837%	1-Month LIBOR	1.750%	9/04/27	BBB-	1,874,595
1,092	Charter Next Generation Inc., Term Loan	4.500%	1-Month LIBOR	3.750%	12/01/27	N/R	1,095,926
1,089	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,094,986
4,062	Total Paper & Forest Products						4,065,507
	Personal Products – 1.1% (0.7% of Total Investments)
750	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	750,859
32	Coty Inc., USD Term Loan B	2.337%	1-Month LIBOR	2.250%	4/05/25	B1	31,588
878	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	875,606
3,690	Revlon Consumer Products Corporation, Term Loan B, (DD1), (7)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	2,936,609
5,350	Total Personal Products						4,594,662
	Pharmaceuticals – 5.5% (3.5% of Total Investments)
4,355	Bausch Health Companies Inc., Term Loan B	3.087%	1-Month LIBOR	3.000%	6/02/25	BB	4,349,806
978	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	980,154
2,188	Checkout Holding Corp., First Out Term Loan	2.837%	1-Month LIBOR	2.750%	11/27/25	BB	2,184,052
821	Elanco Animal Health Incorporated, Term Loan B	1.832%	1-Month LIBOR	1.750%	8/01/27	BBB-	814,931
842	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	3-Month LIBOR	5.000%	3/25/28	B-	823,533

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$1,207	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	$1,211,486
6,234	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	6,250,740
616	Mallinckrodt International Finance S.A., Term Loan B, (6)	6.250%	1-Month LIBOR	5.500%	2/24/25	D	574,613
4,372	Mallinckrodt International Finance S.A., USD Term Loan B, (DD1), (6)	6.000%	6-Month LIBOR	5.250%	9/24/24	D	4,082,077
1,995	Organon & Co, USD Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	2,002,072
23,608	Total Pharmaceuticals						23,273,464
	Professional Services – 1.8% (1.1% of Total Investments)
597	ASGN Incorporated, Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/02/25	BBB-	597,412
1,035	Ceridian HCM Holding Inc., Term Loan B	2.574%	1-Week LIBOR	2.500%	4/30/25	B+	1,024,053
786	Creative Artists Agency, LLC , Term Loan B	3.837%	1-Month LIBOR	3.750%	11/26/26	B	783,174
2,165	Dun & Bradstreet Corporation (The), Term Loan	3.338%	1-Month LIBOR	3.250%	2/08/26	BB+	2,158,834
970	EAB Global, Inc., Term Loan	4.000%	3-Month LIBOR	3.500%	8/16/28	B2	966,265
527	Nielsen Consumer Inc., USD Term Loan B	4.087%	1-Month LIBOR	4.000%	3/05/28	BB	529,219
1,689	Nielsen Finance LLC, USD Term Loan B4	2.086%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,688,692
7,769	Total Professional Services						7,747,649
	Road & Rail – 2.1% (1.3% of Total Investments)
1,708	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,707,835
1,734	First Student Bidco Inc, Term Loan B	3.500%	2-Month LIBOR	3.000%	7/21/28	BB+	1,724,469
641	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	637,183
1,470	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	1,462,981
1,747	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	B+	1,750,952
330	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB-	331,047
1,444	XPO Logistics, Inc., Term Loan B	1.830%	1-Month LIBOR	1.750%	2/23/25	Baa3	1,436,685
9,074	Total Road & Rail						9,051,152
	Semiconductors & Semiconductor Equipment – 1.7% (1.1% of Total Investments)
2,826	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	2,107,398
652	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	651,506
1,398	ON Semiconductor Corporation, Term Loan B	2.087%	1-Month LIBOR	2.000%	9/19/26	Baa3	1,398,479

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Semiconductors & Semiconductor Equipment (continued)
$3,030	Standard Industries Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	$3,030,000
7,906	Total Semiconductors & Semiconductor Equipment						7,187,383
	Software – 10.7% (6.7% of Total Investments)
989	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	995,322
648	Camelot U.S. Acquisition 1 Co., Term Loan B	3.087%	1-Month LIBOR	3.000%	10/31/26	B1	645,775
1,990	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	1,989,831
580	Dynatrace LLC, 1st Lien Term Loan	2.337%	1-Month LIBOR	2.250%	8/23/25	BB+	579,563
3,906	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	3,907,506
3,142	Finastra USA, Inc., USD 1st Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	3,130,903
428	Greenway Health, LLC, 1st Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	413,027
220	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/30	B1	224,689
607	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	580,247
1,276	MA FinanceCo., LLC, USD Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB+	1,288,551
1,111	MA FinanceCo., LLC, USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	1,102,774
2,001	McAfee, LLC, USD Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	2,004,963
3,750	Park River Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,746,100
1,176	Perforce Software, Inc., Term Loan B	3.834%	1-Month LIBOR	3.750%	7/01/26	B2	1,168,285
1,500	Polaris Newco LLC, USD Term Loan B	4.500%	3-Month LIBOR	4.000%	6/04/28	B2	1,505,265
2,074	Proofpoint, Inc., 1st Lien Term Loan	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	2,067,633
1,475	RealPage, Inc, 1st Lien Term Loan	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	1,473,658
7,500	Seattle Spinco, Inc., USD Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB+	7,447,304
1,720	Sophia, L.P., 1st Lien Term Loan	4.250%	3-Month LIBOR	3.500%	10/07/27	B	1,723,701
1,036	SS&C European Holdings Sarl, Term Loan B4	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	1,026,807
1,364	SS&C Technologies Inc., Term Loan B3	1.837%	1-Month LIBOR	1.750%	4/16/25	BB+	1,351,309
496	Thomson Reuters IP & S, Term Loan	4.000%	1-Month LIBOR	3.000%	10/31/26	B1	497,801
1,000	TIBCO Software Inc	7.337%	1-Month LIBOR	7.250%	3/04/28	B-	1,005,375
1,156	TIBCO Software Inc., Term Loan B3	3.840%	1-Month LIBOR	3.750%	7/03/26	B+	1,138,213
1,027	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,030,001
735	Ultimate Software Group Inc(The), Term Loan B	3.837%	1-Month LIBOR	3.750%	5/03/26	B1	737,021
2,151	ZoomInfo LLC, Term Loan B	3.087%	1-Month LIBOR	3.000%	2/01/26	BB	2,155,317
45,058	Total Software						44,936,941
	Specialty Retail – 3.1% (2.0% of Total Investments)
1,369	Academy, Ltd., Term Loan, (DD1)	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	1,370,924

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Specialty Retail (continued)
$858	Academy, Ltd., Term Loan	4.500%	1-Month LIBOR	3.750%	11/06/27	Ba3	$861,191
1,456	Jo-Ann Stores, Inc., Term Loan B1	5.500%	3-Month LIBOR	4.750%	6/30/28	B	1,434,505
368	LBM Acquisition LLC, Incremental Term Loan B2	3.879%	3-Month LIBOR	3.750%	12/18/27	B+	364,058
185	LBM Acquisition LLC, Incremental Term Loan B2, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	182,487
6,554	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	6,570,549
544	Staples, Inc., 7 Year Term Loan	5.126%	3-Month LIBOR	5.000%	4/12/26	B	524,126
1,875	Syniverse Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,875,394
13,209	Total Specialty Retail						13,183,234
	Technology Hardware, Storage & Peripherals – 1.8% (1.1% of Total Investments)
5,977	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB	5,979,698
587	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	576,969
995	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	998,652
7,559	Total Technology Hardware, Storage & Peripherals						7,555,319
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
723	CBI Buyer, Inc., Term Loan	4.250%	3-Month LIBOR	3.250%	1/06/28	B1	722,131
204	Samsonite International S.A., Incremental Term Loan B2	3.750%	1-Month LIBOR	3.000%	4/25/25	Ba2	202,746
927	Total Textiles, Apparel & Luxury Goods						924,877
	Transportation Infrastructure – 0.3% (0.2% of Total Investments)
1,100	KKR Apple Bidco LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	9/23/28	B+	1,098,972
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
411	Altice Financing SA, USD 1st Lien Term Loan	2.874%	3-Month LIBOR	2.750%	1/31/26	B	403,491
997	GOGO Intermediate Holdings LLC, Term Loan B	3.879%	3-Month LIBOR	3.750%	4/30/28	B	999,894
1,408	Total Wireless Telecommunication Services						1,403,385
$586,394	Total Variable Rate Senior Loan Interests (cost $576,596,295)						577,965,456

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.2% (8.2% of Total Investments)
	Auto Components – 0.8% (0.5% of Total Investments)
$1,925	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	$1,959,813
1,425	Adient US LLC, 144A	9.000%	4/15/25	BB-	1,524,750
3,350	Total Auto Components				3,484,563
	Chemicals – 0.4% (0.3% of Total Investments)
585	Olin Corp, 144A	9.500%	6/01/25	BB+	718,819

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Chemicals (continued)
$950	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	$979,312
1,535	Total Chemicals				1,698,131
	Commercial Services & Supplies – 0.5% (0.3% of Total Investments)
1,500	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB-	1,436,835
650	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	666,250
2,150	Total Commercial Services & Supplies				2,103,085
	Communications Equipment – 0.4% (0.3% of Total Investments)
1,125	CommScope Inc, 144A	8.250%	3/01/27	B-	1,146,307
600	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	556,704
1,725	Total Communications Equipment				1,703,011
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,125	Avaya Inc, 144A	6.125%	9/15/28	B+	1,170,338
595	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	BB	629,349
1,720	Total Diversified Telecommunication Services				1,799,687
	Electric Utilities – 0.6% (0.4% of Total Investments)
2,980	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (6)	6.850%	6/01/34	N/R	3,725
715	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	740,397
447	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	466,499
410	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	419,775
447	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	469,166
378	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	411,222
— (8)	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	1
5,377	Total Electric Utilities				2,510,785
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
608	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	619,260
	Entertainment – 0.4% (0.2% of Total Investments)
1,415	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	B-	1,519,356
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
2,700	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	2,839,590
	Gas Utilities – 0.1% (0.1% of Total Investments)
250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	11/01/23	CCC+	240,000
250	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	CCC+	212,425
500	Total Gas Utilities				452,425

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services – 2.8% (1.7% of Total Investments)
$1,360	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	BB-	$1,434,800
225	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	BB-	243,844
120	HCA Inc	5.375%	2/01/25	Baa3	133,500
3,600	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	3,564,000
1,150	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	1,127,000
925	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	818,625
121	Tenet Healthcare Corp	4.625%	7/15/24	B+	122,512
1,000	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	1,061,250
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,101,075
1,940	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	2,036,903
11,501	Total Health Care Providers & Services				11,643,509
	Household Durables – 0.0% (0.0% of Total Investments)
205	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	202,950
	Media – 2.4% (1.5% of Total Investments)
950	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	983,682
450	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	460,294
1,880	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	CCC+	1,062,200
1,500	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	447,323
2,100	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB+	2,226,000
4	iHeartCommunications Inc	6.375%	5/01/26	B+	4,366
1,127	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,199,722
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,517,652
420	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	4,200
1,110	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,201,575
12,006	Total Media				10,107,014
	Metals & Mining – 0.2% (0.1% of Total Investments)
855	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	912,713
	Oil, Gas & Consumable Fuels – 3.1% (1.9% of Total Investments)
668	Baytex Energy Corp, 144A	5.625%	6/01/24	B+	673,511
1,300	Callon Petroleum Co	6.125%	10/01/24	B-	1,282,515
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	2,979,025
1,040	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,071,824
600	Gulfport Energy Operating Corp, 144A	8.000%	5/17/26	BB-	664,500
850	Laredo Petroleum Inc	9.500%	1/15/25	B	873,876
650	Matador Resources Co	5.875%	9/15/26	B+	671,197
2,768	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	2,806,946

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$250	NGL Energy Partners LP / NGL Energy Finance Corp	7.500%	4/15/26	CCC+	$213,675
750	PBF Holding Co LLC / PBF Finance Corp, 144A	9.250%	5/15/25	BB	727,500
1,500	PBF Holding Co LLC / PBF Finance Corp	6.000%	2/15/28	B+	1,087,207
13,311	Total Oil, Gas & Consumable Fuels				13,051,776
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
582	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC-	405,945
230	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B-	232,013
812	Total Pharmaceuticals				637,958
	Specialty Retail – 0.1% (0.0% of Total Investments)
200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	216,144
$59,970	Total Corporate Bonds (cost $55,348,559)				55,501,957

Shares	Description (1)	Value
	COMMON STOCKS – 4.5% (2.8% of Total Investments)
	Banks – 0.1% (0.0% of Total Investments)
21,193	iQor US Inc, (9), (10)	$243,720
	Communications Equipment – 0.0% (0.0% of Total Investments)
5,616	Windstream Services PE LLC, (9), (10)	109,512
	Construction & Engineering – 0.0% (0.0% of Total Investments)
2,336	TNT Crane & Rigging Inc, (9), (10)	3,504
1,318	TNT Crane & Rigging Inc, (9), (10)	24,960
	Total Construction & Engineering	28,464
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
16,910	Cengage Learning Holdings II Inc, (9), (10)	329,745
	Diversified Telecommunication Services – 0.1% (0.0% of Total Investments)
16,271	Windstream Services PE LLC, (9), (10)	317,284
	Electric Utilities – 0.7% (0.5% of Total Investments)
64,338	Energy Harbor Corp, (9), (10), (11)	3,080,182
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
63,862	Transocean Ltd, (10)	225,433
7,266	Vantage Drilling International, (9), (10)	33,910
	Total Energy Equipment & Services	259,343
	Entertainment – 0.7% (0.5% of Total Investments)
23,363	Metro-Goldwyn-Mayer Inc, (9), (10)	3,045,951
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
50,560	Millennium Health LLC, (7), (10)	47,223

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
47,462	Millennium Health LLC, (7), (10)	$39,583
	Total Health Care Providers & Services	86,806
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
83,129	24 Hour Fitness Worldwide Inc, (9)	207,822
174,788	24 Hour Fitness Worldwide Inc, (9), (10)	291,372
	Total Hotels, Restaurants & Leisure	499,194
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corp, (9), (10)	35,092
	Marine – 0.0% (0.0% of Total Investments)
573	ACBL HLDG CORP, (9), (10)	12,320
	Media – 0.2% (0.1% of Total Investments)
199,582	Clear Channel Outdoor Holdings Inc, (10)	578,788
7	Cumulus Media Inc, (10)	87
1,318,561	Hibu plc, (9), (10)	9,230
36,087	Tribune Co, (9), (10)	361
	Total Media	588,466
	Multiline Retail – 0.0% (0.0% of Total Investments)
187	Belk Inc, (9), (10)	3,366
	Oil, Gas & Consumable Fuels – 2.2% (1.4% of Total Investments)
47,054	California Resources Corp, (10)	2,170,601
56,185	Fieldwood Energy LLC, (9), (10)	5,758,962
21,791	Whiting Petroleum Corp, (10)	1,419,248
	Total Oil, Gas & Consumable Fuels	9,348,811
	Professional Services – 0.2% (0.1% of Total Investments)
70,691	Skillsoft Corp, (7), (10)	809,840
	Total Common Stocks (cost $25,166,054)	18,798,096

Shares	Description (1)	Value
	WARRANTS – 0.7% (0.5% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corp, (9)	$30,457
	Marine – 0.0% (0.0% of Total Investments)
603	ACBL HLDG CORP, (9)	12,965
2,243	ACBL HLDG CORP, (9)	57,196
1,706	ACBL HLDG CORP, (9)	51,180
11,215	American Commercial Barge Line LLC, (7)	3,690
15,767	Total Marine	125,031

Shares	Description (1)	Value
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
8,530	American Commercial Barge Line LLC, (7)	$3,745
	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)
314	California Resources Corp	4,864
25,425	Fieldwood Energy LLC, (9)	2,606,062
17,255	Fieldwood Energy LLC, (9)	163,923
33,231	Fieldwood Energy LLC, (9)	182,770
76,225	Total Oil, Gas & Consumable Fuels	2,957,619
	Entertainment – 0.0% (0.0% of Total Investments)
138,768	Cineworld Warrant, (9)	53,842
	Total Warrants (cost $1,926,942)	3,170,694

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.7% ( 0.4% of Total Investments)
$800	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (12)	6.384%	7/15/30	Ba3	$795,362
400	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (12)	7.325%	11/16/32	BB-	400,573
750	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	6.524%	10/15/30	Ba3	752,927
500	KKR CLO 30 Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	0.000%	10/17/31	N/R	500,000
400	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (12)	5.732%	4/20/30	BB-	392,114
$2,850	Asset-Backed Securities (cost $2,827,630)				2,840,976

Shares	Description (1)	Coupon	Ratings	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
2,133	ACBL HLDG CORP, (9), (10)	0.000%	N/R	$54,392
2,428	ACBL HLDG CORP, (9), (10)	0.000%	N/R	72,840
	Total Marine			127,232
	Total Convertible Preferred Securities (cost $129,512)			127,232
	Total Long-Term Investments (cost $661,994,992)			658,404,411

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Shares	Description	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.8% (2.4% of Total Investments)
	INVESTMENT COMPANIES – 3.8% (2.4% of Total Investments)
15,953,007	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (13)	$15,953,007
	Total Short-Term Investments (cost $15,953,007)		15,953,007
	Total Investments (cost $677,947,999) – 159.9%		674,357,418
	Borrowings – (39.0)% (14), (15)		(164,500,000)
	Taxable Fund Preferred Shares, net of deferred offering costs – (17.7)% (16)		(74,683,201)
	Other Assets Less Liabilities – (3.2)%		(13,437,082)
	Net Assets Applicable to Common Shares – 100%		$421,737,135
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$575,028,847	$2,936,609	$577,965,456
Corporate Bonds	—	55,501,957	—	55,501,957
Common Stocks	4,394,157	13,507,293	896,646	18,798,096
Warrants	4,864	3,158,395	7,435	3,170,694
Asset-Backed Securities	—	2,840,976	—	2,840,976
Convertible Preferred Securities	—	127,232	—	127,232
Short-Term Investments:
Investment Companies	15,953,007	—	—	15,953,007
Total	$20,352,028	$650,164,700	$3,840,690	$674,357,418

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:
	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$2,913,510	$600,347	$5,839
Gains (losses):
Net realized gains (losses)	15	(59,298)	–
Change in net unrealized appreciation (depreciation)	7,538	359,463	1,595
Purchases at cost	–	–	–
Sales at proceeds	(9,506)	–	–
Net discounts (premiums)	25,052	–	–
Transfers into	–	–	–
Transfers (out of)	–	(3,865)	–
Balance at the end of period	$2,936,609	$896,647	$7,434
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$7,539	$359,462	$1,595
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) Skillsoft Corp are priced at an amortized discount applied to the closing price of the common shares. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$ —	$3,865	$ —	$ —	$(3,865)

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Principal Amount (000) rounds to less than $1,000.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(14)	Borrowings as a percentage of Total Investments is 24.4%.
(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.